Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	KATAPULT HOLDINGS, INC.
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Katapult Holdings, Inc. (the “Company”), a Delaware corporation, filed a Registration Statement on Form S-1 on June 30, 2021, which was declared effective on September 9, 2021 (as amended and supplemented, the “Registration Statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed to update the Registration Statement to include information contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021 and certain other information.
Amendment Flag	true
Entity Central Index Key	0001785424
Document Type	POS AM
Entity Filer Category	Accelerated Filer